GENERAL	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL

Vascular Biogenics Ltd. (“VBL”) was incorporated on January 27, 2000. We are a late-stage clinical biopharmaceutical company focused on the discovery, development and commercialization of first-in-class treatments for cancer and immune/inflammatory indications. Ofranergene obadenovec (“VB-111”), a Phase 3 drug candidate, is the lead product candidate in VBL’s cancer program.

VB-600 series are preclinical stage antibodies targeting MOSPD2 for inflammatory and oncology indications. VB-601 is the lead mAb candidate for various inflammatory indications, which is being advanced towards IND.

VB-201, a Phase 2-ready drug candidate, is VBL’s lead Lecinoxoid-based product candidate for chronic immune-related indications.

VBL is engaged in an exclusive license agreement with NanoCarrier Co., Ltd. (“The License Agreement”) for the development, commercialization, and supply of VB-111 in Japan for all indications.

In March 2019, VBL entered into an exclusive option license agreement with an animal health company for the development of VB-201 for veterinary use.

Since its inception, VBL has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of June 30, 2021, VBL had an accumulated deficit of $246.5 million. VBL’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of June 30, 2021, we had cash, cash equivalents, short-term bank deposits and restricted bank deposits of $57.2 million. During April 2021, we entered into a purchase agreement of its ordinary shares and pre-funded warrants. Net proceeds from the issuance and sale (including partial exercise of the underwriter’s overallotment option) was approximately $26.4 million. Based on its current cash resources, VBL believes it will be sufficient to fund operating expenses and capital expenditure requirements until year-end 2023. VBL may seek to raise more capital to pursue additional activities. VBL may seek these funds through a combination of private and public equity offerings, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when VBL needs it or may not be available on terms that are favorable to VBL.